Subsequent Events (Details Narrative) (USD $)	12 Months Ended
	Apr. 30, 2012 Area	Apr. 30, 2011	Apr. 30, 2010	Aug. 28, 2009
Percentage of ownership in issued and outstanding shares held by common shareholders	2.50%
Common stock, shares authorized	2,250,000,000	2,250,000,000
Common stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, par value	$ 0.00001	$ 0.00001		$ 100
Number of acres of well and facilities given lease for consulting firm to test	320
Impairment of oil and gas assets	$ 16,380,166	$ 12,848,677	$ 1,162,545
July 16, 2012 [Member]
Demand promissory notes, principal amount	250,000
Debt instrument, stated interest rte	8.00%
Debt instrument, default interest rate	15.00%
September 6, 2012 [Member]
Demand promissory notes, principal amount	125,000
Debt instrument, stated interest rte	8.00%
Debt instrument, default interest rate	15.00%
October 3, 2012 [Member]
Demand promissory notes, principal amount	100,000
Debt instrument, stated interest rte	8.00%
Debt instrument, default interest rate	15.00%
September 12, 2012 [Member]
Common stock, shares authorized	2,250,000,000
Common stock, par value	$ 0.00001
Preferred stock, shares authorized	5,000,000
Preferred stock, par value	$ 0.00001
Missouri Properties [Member]
Impairment of oil and gas assets	15,218,209
Carrying value of oil and gas properties of remaining interest	$ 950,000